Derivative Financial Instruments (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Derivative Financial Instruments at Notional Value

	2025			2024
As at October 31 ($ millions)	Trading	Hedging	Total	Trading	Hedging	Total
Interest rate contracts
Exchange-traded:
Futures	$763,135	$–	$763,135	$606,019	$–	$606,019
Options purchased	2,686	–	2,686	5,848	–	5,848
Options written	2,545	–	2,545	5,430	–	5,430
	768,366	–	768,366	617,297	–	617,297
Over-the-counter:
Forward rate agreements	315	–	315	215	–	215
Swaps	467,384	58,791	526,175	427,122	53,481	480,603
Options purchased	84,306	–	84,306	45,572	–	45,572
Options written	83,090	–	83,090	49,595	–	49,595
	635,095	58,791	693,886	522,504	53,481	575,985
Over-the-counter (settled through central counterparties):
Forward rate agreements	157,033	–	157,033	86,657	–	86,657
Swaps	8,630,261	344,717	8,974,978	5,694,823	278,314	5,973,137
Options purchased	–	–	–	–	–	–
Options written	–	–	–	–	–	–
	8,787,294	344,717	9,132,011	5,781,480	278,314	6,059,794
Total	$10,190,755	$403,508	$10,594,263	$6,921,281	$331,795	$7,253,076
Foreign exchange and gold contracts
Exchange-traded:
Futures	$18,665	$–	$18,665	$21,952	$–	$21,952
Options purchased	–	–	–	–	–	–
Options written	–	–	–	–	–	–
	18,665	–	18,665	21,952	–	21,952
Over-the-counter:
Spot and forwards	581,518	20,870	602,388	541,732	21,156	562,888
Swaps	869,035	102,579	971,614	771,246	108,558	879,804
Options purchased	32,750	–	32,750	25,135	–	25,135
Options written	46,781	–	46,781	36,390	–	36,390
	1,530,084	123,449	1,653,533	1,374,503	129,714	1,504,217
Over-the-counter (settled through central counterparties):
Spot and forwards	34,708	–	34,708	24,865	–	24,865
Swaps	–	–	–	–	–	–
Options purchased	–	–	–	–	–	–
Options written	–	–	–	–	–	–
	34,708	–	34,708	24,865	–	24,865
Total	$1,583,457	$123,449	$1,706,906	$1,421,320	$129,714	$1,551,034
Other derivative contracts
Exchange-traded:
Equity	$128,297	$–	$128,297	$59,329	$–	$59,329
Credit	–	–	–	–	–	–
Commodity and other contracts	39,897	–	39,897	46,304	–	46,304
	168,194	–	168,194	105,633	–	105,633
Over-the-counter:
Equity	131,393	1,284	132,677	83,455	965	84,420
Credit	20,457	–	20,457	18,086	–	18,086
Commodity and other contracts	40,993	–	40,993	36,596	–	36,596
	192,843	1,284	194,127	138,137	965	139,102
Over-the-counter (settled through central counterparties):
Equity	–	–	–	–	–	–
Credit	7,374	–	7,374	9,069	–	9,069
Commodity and other contracts	501	–	501	251	–	251
	7,875	–	7,875	9,320	–	9,320
Total	$368,912	$1,284	$370,196	$253,090	$965	$254,055
Total notional amounts outstanding	$12,143,124	$528,241	$12,671,365	$8,595,691	$462,474	$9,058,165

(1)	The notional amounts represent the amount to which a rate or price is applied to determine the amount of cash flows to be exchanged.

Summary of Remaining Term to Maturity of Notional Amounts of Bank's Derivative Financial Instruments
The following table summarizes the remaining term to maturity of the notional amounts of the Bank’s derivative financial instruments by type:

As at October 31, 2025 ($ millions)	Within one year	One to five years	Over five years	Total
Interest rate contracts
Futures	$617,714	$145,421	$–	$763,135
Forward rate agreements	122,168	34,865	315	157,348
Swaps	4,604,519	3,089,234	1,807,400	9,501,153
Options purchased	66,995	17,710	2,287	86,992
Options written	51,546	21,347	12,742	85,635
	5,462,942	3,308,577	1,822,744	10,594,263
Foreign exchange and gold contracts
Futures	16,134	2,482	49	18,665
Spot and forwards	593,082	37,899	6,115	637,096
Swaps	243,425	489,190	238,999	971,614
Options purchased	25,053	7,183	514	32,750
Options written	37,985	8,230	566	46,781
	915,679	544,984	246,243	1,706,906
Other derivative contracts
Equity	195,981	63,216	1,777	260,974
Credit	16,976	8,308	2,547	27,831
Commodity and other contracts	61,121	20,102	168	81,391
	274,078	91,626	4,492	370,196
Total	$6,652,699	$3,945,187	$2,073,479	$12,671,365

As at October 31, 2024 ($ millions)	Within one year	One to five years	Over five years	Total
Interest rate contracts
Futures	$478,886	$127,133	$–	$606,019
Forward rate agreements	85,447	1,217	208	86,872
Swaps	2,190,218	2,760,062	1,503,460	6,453,740
Options purchased	30,562	18,095	2,763	51,420
Options written	23,960	19,897	11,168	55,025
	2,809,073	2,926,404	1,517,599	7,253,076
Foreign exchange and gold contracts
Futures	16,289	5,663	–	21,952
Spot and forwards	543,486	38,039	6,228	587,753
Swaps	210,318	455,694	213,792	879,804
Options purchased	18,121	6,788	226	25,135
Options written	28,533	7,662	195	36,390
	816,747	513,846	220,441	1,551,034
Other derivative contracts
Equity	103,234	39,521	994	143,749
Credit	12,661	9,553	4,941	27,155
Commodity and other contracts	57,307	25,467	377	83,151
	173,202	74,541	6,312	254,055
Total	$3,799,022	$3,514,791	$1,744,352	$9,058,165

Summary of Credit Exposure of Derivative Financial Instruments

	2025				2024
As at October 31 ($ millions)	Notional amount	Credit risk amount (CRA) (1)	Credit equivalent amount (CEA) (1)	Risk- Weighted Assets	Notional amount	Credit risk amount (CRA) (1)	Credit equivalent amount (CEA) (1)	Risk- Weighted Assets
Interest rate contracts
Futures	$763,135	$–	$73	$3	$606,019	$–	$27	$1
Forward rate agreements	157,348	61	38	22	86,872	70	88	57
Swaps	9,501,153	2,769	4,402	1,123	6,453,740	4,052	4,157	876
Options purchased	86,992	18	163	51	51,420	13	229	56
Options written	85,635	–	31	6	55,025	–	16	4
	10,594,263	2,848	4,707	1,205	7,253,076	4,135	4,517	994
Foreign exchange and gold contracts
Futures	18,665	–	891	18	21,952	–	354	7
Spot and forwards	637,096	1,741	5,758	1,417	587,753	1,560	4,868	1,168
Swaps	971,614	53	9,603	2,132	879,804	40	7,965	1,472
Options purchased	32,750	399	592	210	25,135	343	633	214
Options written	46,781	–	52	13	36,390	–	19	4
	1,706,906	2,193	16,896	3,790	1,551,034	1,943	13,839	2,865
Other derivative contracts
Equity	260,974	1,726	12,157	2,115	143,749	1,586	10,848	1,742
Credit	27,831	105	131	50	27,155	107	141	29
Commodity and other contracts	81,391	1,807	3,419	452	83,151	1,098	3,259	487
	370,196	3,638	15,707	2,617	254,055	2,791	14,248	2,258
Credit Valuation Adjustment	–	–	–	5,394	–	–	–	4,631
Total derivatives	$12,671,365	$8,679	$37,310	$13,006	$9,058,165	$8,869	$32,604	$10,748
Amount settled through central counterparties (2)
Exchange-traded	955,225	–	5,175	122	744,882	–	5,158	117
Over-the-counter	9,174,594	–	861	17	6,093,979	–	1,063	21
	$10,129,819	$–	$6,036	$139	$6,838,861	$–	$6,221	$138

(1)
The amounts presented are net of collateral and master netting agreements at the product level. The total amounts relating to netting and collateral were $37,853 (2024 – $35,510) for CRA, and $102,031 (2024 – $87,284) for CEA.

(2)	Amounts are included under total derivatives above. Amounts include exposures settled directly through central counterparties and exposures settled through clearing members of central counterparties.

1	Regulatory haircuts prescribed by the OSFI CAR Guidelines are applied to the collateral balances of the CRA measure.

Summary of Financial Derivatives at Fair Value
The following table summarizes the fair value of derivatives segregated by type and segregated between trading and those derivatives designated in hedging relationships.

As at October 31 ($ millions)	2025		2025		2024
	Average fair value		Year-end fair value		Year-end fair value (1)
	Favourable	Unfavourable	Favourable	Unfavourable	Favourable	Unfavourable
Trading
Interest rate contracts
Forward rate agreements	$90	$69	$61	$91	$70	$72
Swaps	7,398	11,440	6,865	10,294	7,767	9,357
Options	454	500	261	443	803	496
	7,942	12,009	7,187	10,828	8,640	9,925
Foreign exchange and gold contracts
Forwards	6,568	5,929	6,726	5,332	6,672	5,482
Swaps	11,439	13,833	11,107	14,814	11,110	14,272
Options	604	575	538	494	492	446
	18,611	20,337	18,371	20,640	18,274	20,200
Other derivative contracts
Equity	5,582	7,543	7,350	10,114	4,469	4,844
Credit	230	28	273	26	182	47
Commodity and other contracts	2,516	3,545	2,610	2,909	2,102	2,560
	8,328	11,116	10,233	13,049	6,753	7,451
Trading derivatives’ market valuation	$34,881	$43,462	$35,791	$44,517	$33,667	$37,576
Hedging
Interest rate contracts
Swaps			$2,620	$6,361	$2,944	$7,983
Foreign exchange and gold contracts
Forwards			46	847	410	255
Swaps			7,995	4,306	7,320	5,445
			$8,041	$5,153	$7,730	$5,700
Other derivative contracts
Equity			$79	$–	$38	$1
Hedging derivatives’ market valuation			$10,740	$11,514	$10,712	$13,684
Total derivative financial instruments as per Statement of Financial Position			$46,531	$56,031	$44,379	$51,260

(1)
The average fair value of trading derivatives’ market valuation for the year ended October 31, 2024 was: favourable $29,999 and unfavourable $32,133. Average fair value amounts are based on the latest 13 month-end
balances.

Summary of Notional Amount of Derivatives and Carrying Amount of Deposit Liabilities
The following table summarizes the notional amounts of derivatives and carrying amounts of cash and deposit liabilities designated as hedging instruments.

	2025				2024
	Notional amounts (1)				Notional amounts (1)
	Remaining term to maturity				Remaining term to maturity
As at October 31 ($ millions)	Within one year	One to five years	Over five years	Total	Within one year	One to five years	Over five years	Total
Fair value hedges
Interest rate risk – swaps	$53,192	$155,430	$31,966	$240,588	$32,689	$137,123	$25,427	$195,239
Foreign currency/interest rate risk – swaps	–	420	–	420	–	–	–	–

Cash flow hedges
Interest rate risk – swaps	57,151	73,038	9,315	139,504	29,411	72,802	13,160	115,373
Foreign currency/interest rate risk – swaps	6,542	16,892	5,485	28,919	5,516	19,291	4,359	29,166
Foreign currency risk
Swaps	44,824	88,035	15,142	148,001	50,198	93,095	19,808	163,101
Foreign currency forwards	266	–	–	266	–	–	–	–
Cash	92	–	–	92	74	–	–	74
Equity risk – total return swaps	576	708	–	1,284	278	687	–	965

Net investment hedges
Foreign currency risk
Foreign currency forwards	20,604	–	–	20,604	21,156	–	–	21,156
Deposit liabilities	6,287	–	–	6,287	7,571	–	–	7,571
Total	$189,534	$334,523	$61,908	$585,965	$146,893	$322,998	$62,754	$532,645

(1)	Notional amounts relating to derivatives that are hedging multiple risks in both assets and liabilities are included in more than one category.

Summary of Average Price or Rate of Hedging Instruments

The following table shows the average rate or price of significant hedging instruments.

	2025			2024
	Average rate or price (1)			Average rate or price (1)
As at October 31	Fixed interest rate	FX rate	Price	Fixed interest rate	FX rate	Price
Fair value hedges
Interest rate risk – swaps	2.98%	n/a	n/a	3.16%	n/a	n/a

Cash flow hedges
Interest rate risk – swaps	3.26%	n/a	n/a	3.16%	n/a	n/a
Foreign currency/interest rate risk – swaps
USD-CAD	2.00%	1.31	n/a	1.89%	1.30	n/a
Foreign currency risk
Swaps
USD-CAD	n/a	1.34	n/a	n/a	1.31	n/a
EUR-CAD	n/a	1.47	n/a	n/a	1.46	n/a
GBP-CAD	n/a	1.74	n/a	n/a	1.70	n/a
Equity price risk – total return swaps	n/a	n/a	$68.85	n/a	n/a	$69.11

Net investment hedges
Foreign currency risk – foreign currency forwards
USD-CAD	n/a	1.37	n/a	n/a	1.35	n/a
CLP-CAD	n/a	0.0014	n/a	n/a	0.0014	n/a
MXN-CAD	n/a	0.07	n/a	n/a	0.07	n/a
PEN-CAD	n/a	0.38	n/a	n/a	0.36	n/a

(1)	The notional weighted average rate or price is calculated in aggregate for all of the Bank’s hedge relationships, including hedges of assets and liabilities.

Summary of Items designated as Hedging Instruments, Hedged Items and Ineffectiveness for Fair Value Hedges
For fair value hedges, the following table contains information related to items designated as hedging instruments, hedged items and ineffectiveness.

	Carrying amount of the hedging instruments (1)		Hedge Ineffectiveness (2)				Accumulated amount of fair value hedge adjustment gains/ (losses) on the hedged item (4)
For the year ended October 31, 2025 ($ millions)	Assets	Liabilities	Gains/ (losses) on hedging instrument used to calculate hedge ineffectiveness	Gains/ (losses) on hedged item used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest income – other	Carrying amount of the hedged item (3)	Active hedges	Discontinued hedges
Fair value hedges
Interest rate risk – swaps	$1,542	$(2,408)	$73	$(95)	$(22)
Investment securities			(493)	481	(12)	$79,836	$1,519	$(679)
Loans			(402)	388	(14)	109,149	287	112
Deposit liabilities			906	(902)	4	(72,001)	90	212
Subordinated debentures			62	(62)	–	(4,131)	(41)	–

Foreign currency/interest
rate risk – swaps	–	(23)	6	(6)	–	(432)	(6)	–
Deposit liabilities	–	(23)	6	(6)	–	(432)	(6)	–
Total	$1,542	$(2,431)	$79	$(101)	$(22)	$112,421	$1,849	$(355)

(1)	Comprises unrealized gains/losses and are recorded within derivative financial instruments in assets and liabilities, respectively, in the Consolidated Statement of Financial Position.
(2)	Includes ineffectiveness related to hedges discontinued during the year ended October 31, 2025.
(3)
This represents the carrying value on the Consolidated Statement of Financial Position and comprises amortized cost before allowance for credit losses, plus fair value hedge adjustment, except for investment securities which are carried at fair value.

(4)	This represents the accumulated fair value hedge adjustment and is a component of the carrying amount of the hedged item, except for investment securities which are carried at fair value.

	Carrying amount of the hedging instruments (1)		Hedge Ineffectiveness (2)				Accumulated amount of fair value hedge adjustment gains/ (losses) on the hedged item (4)
For the year ended October 31, 2024 ($ millions)	Assets	Liabilities	Gains/ (losses) on hedging instrument used to calculate hedge ineffectiveness	Gains/ (losses) on hedged item used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest income – other	Carrying amount of the hedged item (3)	Active hedges	Discontinued hedges
Fair value hedges
Interest rate risk – swaps	$2,064	$(2,672)	$(197)	$160	$(37)
Investment securities			(1,493)	1,484	(9)	$72,595	$1,274	$(1,392)
Loans			(876)	851	(25)	91,354	(35)	(268)
Deposit liabilities			1,955	(1,959)	(4)	(71,363)	986	446
Subordinated debentures			217	(216)	1	(4,293)	21	(1)
Total	$2,064	$(2,672)	$(197)	$160	$(37)	$88,293	$2,246	$(1,215)

(1)	Comprises unrealized gains/losses and are recorded within derivative financial instruments in assets and liabilities, respectively, in the Consolidated Statement of Financial Position.
(2)	Includes ineffectiveness related to hedges discontinued during the year ended October 31, 2024.
(3)
This represents the carrying value on the Consolidated Statement of Financial Position and comprises amortized cost before allowance for credit losses, plus fair value hedge adjustment, except for investment securities which are carried at fair value.

(4)	This represents the accumulated fair value hedge adjustment and is a component of the carrying amount of the hedged item, except for investment securities which are carried at fair value.

Summary of Effectiveness of Cash Flow and Net Investment Hedges on Consolidated Statement of Other Comprehensive Income
For cash flow hedges and net investment hedges, the following table contains information related to items designated as hedging instruments, hedged items and ineffectiveness.

	Carrying amount of the hedging instruments (1)		Hedge Ineffectiveness (2)
For the year ended October 31, 2025 ($ millions)	Assets	Liabilities	Gains/(losses) on hedging instrument used to calculate hedge ineffectiveness	Gains/(losses) on hypothetical derivative used to calculate hedge ineffectiveness (3)	Ineffectiveness recorded in non-interest income – other (4)
Cash flow hedges
Interest rate risk – swaps	$1,969	$(3,746)	$171	$169	$(5)
Foreign currency/interest rate risk – swaps	200	(1,949)	173	166	5
Foreign currency risk
Swaps	6,904	(2,541)	3,242	3,259	(9)
Foreign currency forwards	–	(7)	(3)	(3)	–
Cash	92	–	(12)	(12)	–
Equity risk – total return swaps	79	–	357	357	–
	9,244	(8,243)	3,928	3,936	(9)
Net investment hedges
Foreign currency risk
Foreign currency forwards	46	(840)	(1,294)	(1,294)	–
Deposit liabilities	n/a	(6,287)	(67)	(66)	–
	46	(7,127)	(1,361)	(1,360)	–
Total	$9,290	$(15,370)	$2,567	$2,576	$(9)

(1)
Comprises unrealized gains/losses for derivative instruments and are recorded within derivative financial instruments in assets and liabilities, respectively, in the Consolidated Statement of Financial Position.

(2)	Includes ineffectiveness related to hedges discontinued during the year ended October 31, 2025.
(3)	For cash flow hedges, hypothetical derivatives having critical terms which match those of the underlying hedged item are used to assess hedge ineffectiveness.
(4)
For cash flow hedges, ineffectiveness is only recognized in the Consolidated Statement of Income when the life-to-date cumulative change in the hedging instrument exceeds the cumulative change in the hypothetical derivative.

	Carrying amount of the hedging instruments (1)		Hedge Ineffectiveness (2)
For the year ended October 31, 2024 ($ millions)	Assets	Liabilities	Gains/(losses) on hedging instrument used to calculate hedge ineffectiveness	Gains/(losses) on hypothetical derivative used to calculate hedge ineffectiveness (3)	Ineffectiveness recorded in non-interest income – other (4)
Cash flow hedges
Interest rate risk – swaps	$1,865	$(4,699)	$1,775	$1,774	$29
Foreign currency/interest rate risk – swaps	245	(2,407)	1,363	1,369	7
Foreign currency risk
Swaps	6,090	(3,650)	1,826	1,787	10
Foreign currency forwards	–	–	5	5	–
Cash	74	–	9	9	–
Equity risk – total return swaps	38	(1)	263	263	–
	8,312	(10,757)	5,241	5,207	46
Net investment hedges
Foreign currency risk
Foreign currency forwards	410	(255)	178	178	–
Deposit liabilities	n/a	(7,571)	(62)	(62)	–
	410	(7,826)	116	116	–
Total	$8,722	$(18,583)	$5,357	$5,323	$46

(1)
Comprises unrealized gains/losses for derivative instruments and are recorded within derivative financial instruments in assets and liabilities, respectively, in the Consolidated Statement of Financial Position.

(2)	Includes ineffectiveness related to hedges discontinued during the year ended October 31, 2024.
(3)	For cash flow hedges, hypothetical derivatives having critical terms which match those of the underlying hedged item are used to assess hedge ineffectiveness.
(4)
For cash flow hedges, ineffectiveness is only recognized in the Consolidated Statement of Income when the life-to-date
cumulative change in the hedging instrument exceeds the cumulative change in the hypothetical derivative.

Schedule of Period When Cash Flows of Designated Hedged Items are Expected to Occur and Impact Consolidated Statement of Income
For cash flow hedges and net investment hedges, the following table contains information regarding the impacts on the Consolidated Statement of Other Comprehensive Income on a
pre-tax
basis.

	AOCI gains/ (losses) as at November 1, 2024	Net gains/ (losses) recognized in OCI	Amount reclassified to net income as the hedged item affects net income (1)	AOCI gains/ (losses) as at October 31, 2025	Balance in cash flow hedge reserve/unrealized foreign currency translation account as at October 31, 2025
For the year ended October 31, 2025 ($ millions)					Active hedges	Discontinued hedges
Cash flow hedges
Interest rate risk	$(1,176)	$176	$742	$(258)	$332	$(590)
Foreign currency/interest rate risk	(699)	168	249	(282)	(296)	14
Foreign currency risk	(1,197)	3,236	(3,165)	(1,126)	(1,102)	(24)
Equity risk	57	357	(319)	95	95	–
	(3,015)	3,937	(2,493)	(1,571)	(971)	(600)
Net investment hedges
Foreign currency risk	(3,175)	(1,361)	139	(4,397)	(4,326)	(71)
Total	$(6,190)	$2,576	$(2,354)	$(5,968)	$(5,297)	$(671)

(1)	Amounts reclassified from the cash flow hedge and net investment hedge reserves to net income are recorded in non-interest income-other except for amortization, which is recorded in interest income.

	AOCI gains/ (losses) as at November 1, 2023	Net gains/ (losses) recognized in OCI	Amount reclassified to net income as the hedged item affects net income (1)	AOCI gains/ (losses) as at October 31, 2024	Balance in cash flow hedge reserve/unrealized foreign currency translation account as at October 31, 2024
For the year ended October 31, 2024 ($ millions)					Active hedges	Discontinued hedges
Cash flow hedges
Interest rate risk	$(3,480)	$1,746	$558	$(1,176)	$(490)	$(686)
Foreign currency/interest rate risk	(2,007)	1,356	(48)	(699)	(733)	34
Foreign currency risk	(703)	1,830	(2,324)	(1,197)	(1,158)	(39)
Equity risk	(20)	263	(186)	57	57	–
	(6,210)	5,195	(2,000)	(3,015)	(2,324)	(691)
Net investment hedges
Foreign currency risk	(4,061)	116	770	(3,175)	(3,102)	(73)
Total	$(10,271)	$5,311	$(1,230)	$(6,190)	$(5,426)	$(764)

(1)	Amounts reclassified from the cash flow hedge and net investment hedge reserves to net income are recorded in non-interest income-other except for amortization, which is recorded in interest income.